LOANS RECEIVABLE - Troubled debt restructurings (Details 8) (Loans Receivable, USD $) In Thousands, unless otherwise specified	6 Months Ended
Mar. 31, 2013 Loan
One-to-four family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Contracts
Pre-modification Outstanding Recorded Investment
Post-modification Outstanding Recorded Investments
Multi-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Contracts
Pre-modification Outstanding Recorded Investment
Post-modification Outstanding Recorded Investments
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Contracts	1
Pre-modification Outstanding Recorded Investment	1,321
Post-modification Outstanding Recorded Investments	1,321
Construction and land development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Contracts
Pre-modification Outstanding Recorded Investment
Post-modification Outstanding Recorded Investments
Commercial business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Contracts
Pre-modification Outstanding Recorded Investment
Post-modification Outstanding Recorded Investments
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Contracts
Pre-modification Outstanding Recorded Investment
Post-modification Outstanding Recorded Investments